UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  JUNE 30, 2014


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2014


[LOGO OF USAA]
   USAA(R)

                                              [GRAPHIC OF USAA REAL RETURN FUND]

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       SEMIANNUAL REPORT
       USAA REAL RETURN FUND
       FUND SHARES o INSTITUTIONAL SHARES
       JUNE 30, 2014

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

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PRESIDENT'S MESSAGE

"...[W]E HAVE BELIEVED FOR SOME TIME THE
ECONOMIC RECOVERY WILL BE MORE GRADUAL
THAN THE MARKET'S INITIAL EXPECTATIONS."

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AUGUST 2014

The six-month reporting period was a reminder that nothing should be taken for granted, especially when it comes to the economy and financial markets. In January 2014, when the six-month period began, many observers anticipated U.S. economic growth of more than 3% in 2014. Interest rates were expected to rise once the U.S. Federal Reserve (the Fed) began tapering (or reducing) its quantitative easing (QE) asset purchases. The equity market was expected to become more volatile, as Fed tapering continued. Instead, stock market volatility remained low, interest rates fell, and U.S. economic growth slowed.

At USAA Asset Management Company, we have believed for some time the economic recovery will be more gradual than the market's initial expectations. Indeed, economic growth disappointed many during the reporting period, contracting by 2.9% in the first quarter of 2014. Some attributed the deceleration to the extreme winter weather, but we are not entirely convinced. For example, in Canada, where the winter weather was equally harsh, economic growth remained positive. In the second quarter, economic growth appeared to pick up - manufacturing data and construction spending improved, for example - suggesting the economy was getting healthier. Nevertheless, we believe that gross domestic product growth for 2014 is likely to fall short of the market's expectations at the beginning of the year.

At the same time, inflationary pressures are increasing. The Fed has a long-stated inflation target of 2%. By many measures, inflation is at or near that range. If inflation continues to rise, the Fed may taper its QE asset purchases more aggressively.

Meanwhile, the U.S. stock market generated positive returns during the reporting period, with little to no increase in market volatility. International stocks also generated positive returns. We remain concerned, and are also

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

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uncertain, if the improving economy can generate the revenue and earnings growth needed to justify current valuations and serve as a foundation for future price gains. Valuations will continue to rise, in our opinion, if economic growth accelerates and profit margins can maintain their current levels. If growth stalls and profit margins decrease, earnings may disappoint and stocks may trim their gains. Based on fundamental valuation at the time of this writing, we are more optimistic about the near-term prospects for international stocks than for U.S. stocks.

As for interest rates, they declined after the Fed started tapering its QE asset purchases. By the end of the reporting period, the Fed - which had bought $85 billion of U.S. Treasury securities and mortgage-backed securities every month during 2013 - had cut its asset purchases by more than half, with $35 billion slated for purchase in July 2014. Longer-term interest rates, which had been expected to increase, dropped and bond prices (which tend to move inversely with rates) increased. We have long believed that, while interest rates would rise over the longer term, it would be at a much more gradual pace than the market was expecting.

In the months ahead, we will continue to monitor the direction of interest rates and central bank policy, as well as the financial markets, corporate earnings, economic trends, and other factors that could potentially affect your investments. Assuming the U.S. economy regains its footing and continues to strengthen, we expect the Fed to end its QE asset purchases by the end of 2014. We believe that other global central banks are likely to maintain their easy monetary policies, using rate cuts and/or asset purchases, to boost economic growth in their countries and to support their financial markets.

On behalf of everyone at USAA Asset Management Company, thank you for allowing us to help you manage your investments. We appreciate your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Asset Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGER(S) COMMENTARY                                                         2

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

   Portfolio of Investments                                                  13

   Notes to Portfolio of Investments                                         32

   Financial Statements                                                      36

   Notes to Financial Statements                                             39

EXPENSE EXAMPLE                                                              56

ADVISORY AGREEMENT(S)                                                        58

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

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FUND OBJECTIVE

THE USAA REAL RETURN FUND (THE FUND) SEEKS A TOTAL RETURN THAT EXCEEDS THE RATE OF INFLATION OVER AN ECONOMIC CYCLE.

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TYPES OF INVESTMENTS

The Fund's principal investment strategy is to invest its assets principally in a portfolio of investments that the Adviser believes will have a total return that exceeds the rate of inflation over an economic cycle. In pursuing its investment objective, the Fund will allocate its assets under normal market conditions among the following asset classes: (1) inflation-linked securities, including U.S. Treasury inflation-protected securities (TIPS), non-U.S. dollar inflation-linked securities, and inflation-linked corporate and municipal securities; (2) fixed- income securities, including bank loans, floating-rate notes, short-duration bonds, investment-grade securities, high-yield bonds (also known as "junk" bonds), and non-U.S. dollar instruments, including foreign currencies; (3) equity securities, including real estate investment trusts (REITs) and exchange-traded funds (ETFs), including those that the adviser believes have a high correlation to measures of inflation; and (4) commodity-linked instruments, such as commodity ETFs, commodity-linked notes, and other investment companies that concentrate their investments in commodity-linked instruments and to a limited extent, certain types of derivative instruments. In allocating the Fund's assets, the Adviser may invest all or a substantial portion of the Fund's assets in one or a limited number of these asset classes. In addition, the allocation of the Fund's assets among these classes may vary substantially from time to time.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER(S) COMMENTARY ON THE FUND

USAA Asset Management Company

   JOHN P. TOOHEY, CFA                       R. MATTHEW FREUND, CFA
   JULIANNE BASS, CFA                        WASIF LATIF
   DAN DENBOW, CFA                           STEPHAN J. KLAFFKE, CFA
   ARNOLD J. ESPE, CFA

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o  HOW DID THE USAA REAL RETURN FUND (THE FUND) PERFORM DURING THE REPORTING
   PERIOD?

   The Fund has two share classes: Fund Shares and Institutional Shares. For the six-month reporting period ended June 30, 2014, the Fund Shares and Institutional Shares had a total return of 7.16% and 7.25%, respectively. This compares to a total return of 6.35% for the Barclays U.S. Government Inflation-Linked Bond Index and 5.99% for the Lipper Flexible Portfolio Funds Index.

   USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o WHAT SPECIFIC ELEMENTS IN THE FUND'S POSITIONING HELPED AND HURT PERFORMANCE DURING THE REPORTING PERIOD?

   In managing the Fund, we employ a long-term approach designed to help investors offset the impact of inflation over time. We make decisions with a view to this long-term goal, and we don't seek to chase the

   Refer to page 8 for benchmark definitions.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA REAL RETURN FUND

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   performance of "hot" sectors just for the sake of quarter-to-quarter returns.
   While this can lead to short-term underperformance, as it did in 2013, we believe this is the most effective way to achieve our longer-term objectives.

   The potential value of this approach was on display in the past six months, when many of our allocations that had underperformed last year were among the top contributors to the Fund's performance.

   Our position in gold and gold stocks is a prime example of this long-term strategy at work. We maintained the Fund's allocation to gold through 2013 when it was underperforming, based on our belief that it represented a hedge against inflation. During the first half of 2014, gold - and especially gold stocks - staged a substantial rally as it became increasingly apparent that both the European Central Bank and the Bank of Japan are pursuing inflationary policies. We continue to see opportunity in this market segment, believing that gold offers an element of protection against policy errors by the world's central banks. In addition, we believe gold stocks continue to feature attractive valuations relative to other asset classes.

   Similarly, the Fund's allocation to emerging market equities, which we achieve via broad-based and individual-country exchange-traded funds (ETFs), also recovered from its 2013 underperformance. Signs of stabilizing growth trends in large economies such as China, India, and Brazil led to renewed investor interest in this market segment. We believe the contribution made by our emerging markets allocation helps illustrate the value of holding on to a position when the fundamental story is positive and valuations are attractive. We continue to hold a sizeable position in the emerging markets, as we believe the asset class remains undervalued in light of the faster growth, lower government debt, and favorable demographics relative to the developed markets.

   The Fund's real estate allocation, which provides roughly equal exposure to the domestic and foreign markets, made a positive contribution to returns as well. Real estate investment trusts (REITs) rebounded strongly in the first half of the year after underperforming in 2013, thanks to the

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                                          MANAGER(S) COMMENTARY ON THE FUND |  3

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   continued strength in real estate prices and the positive impact of the global decline in interest rates.

   We also hold an allocation to domestic large-cap stocks with the potential for long-term dividend growth, which reflects our belief that stocks with growing dividends represent one of the most effective ways to offset the impact of inflation over time. While dividend stocks lagged the broader equity market in the first half of the year, a time in which growth stocks outpaced the more conservative areas of the market, this segment of the portfolio nonetheless delivered a healthy, positive total return for the period thanks to our strong individual stock selection.

o  WHAT FACTORS DROVE PERFORMANCE IN THE FUND'S BOND ALLOCATION?

   The Fund's bond allocation, which makes up slightly less than half of the portfolio in total, also made a positive contribution to our six-month results. This portion of the Fund has four components.

   First, our allocation to Treasury Inflation Protected Securities (TIPS) finished the first half with a solid gain, making it an example of another asset class that has recovered after performing poorly in 2013. We continue to limit interest-rate risk in this portion of the Fund by favoring shorter-term bonds and underweighting longer-term debt. Our decision to minimize interest-rate exposure should help the performance of our TIPS portfolio if U.S. Treasury yields begin to rise, while still providing an element of inflation protection.

   Our investment-grade bond allocation also delivered a positive return and made a meaningful contribution to performance. We maintained our approach of keeping the portfolio's duration - or interest rate sensitivity - below that of our benchmark in order to minimize the impact of potential bond-market volatility. Although long-term bond yields trended lower during the quarter (as prices rose), we believe this positioning is appropriate given our expectation that yields will move gradually higher over time. Instead of attempting to generate outperformance by taking on interest-rate risk, we seek to do so through individual security

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4  | USAA REAL RETURN FUND

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   selection in the higher-yielding, credit-sensitive areas of the market.
   This approach worked well in the past six months, and we think it remains the best approach for a time of gradually improving economic growth.

   The Fund's position in high-yield bonds contributed positively to our first-half returns as well. The performance of the asset class was propelled by the favorable backdrop of steady economic growth, low defaults, and the ready availability of capital for below-investment-grade corporations. As was the case in the investment-grade portfolio, we maintained below-average interest-rate sensitivity and sought to add value through security selection.

   Finally, we hold modest positions in emerging market local-currency debt, as well as emerging market local currency itself, via ETFs. We believe these positions offer above-average yields and a way to provide added protection against potential weakness in the U.S. dollar. This segment of the Fund also delivered a solid gain during the reporting period.

o  WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND FINANCIAL MARKETS?

   We believe inflation-sensitive assets represent an important element of portfolio diversification given the easy monetary policies of global central banks. Even as the U.S. Federal Reserve (the Fed) continues to taper (or reduce) its quantitative easing policy, non-U.S. central banks are pumping liquidity into the global financial system. Although reported inflation remains well below the Fed's target level at present, we believe central banks' ongoing expansion of their balance sheets raises the odds that inflation will pick up over time. Once inflation does start to gain momentum, the shift is likely to be rapid and unexpected - meaning that maintaining a measure of portfolio protection against this eventuality should benefit the Fund over time.

   While one of the Fund's goals is to help provide this protection, it's also important to keep in mind that we don't always position the portfolio for rapidly rising prices. Through our ability to invest across a wide range of asset classes, we seek to tailor the Fund's allocations to the current

================================================================================

                                          MANAGER(S) COMMENTARY ON THE FUND |  5

================================================================================

   backdrop. During the first half of the year, for instance, we continued to position the fund for the environment of modest inflation that we expect to remain in place at least through the end of 2014. However, we also have the latitude to increase exposure to the most inflation-sensitive market segments if conditions warrant. We believe this high level of flexibility will prove valuable as the world economy continues to emerge from its post-crisis slowdown.

   Thank you for your investment in the Fund.

   The Real Return Fund may be subject to stock market risk and is non-diversified, which means that it may invest a greater percentage of its assets in a single issuer. Individual stocks will fluctuate in response to the activities of individual companies, general market, and economic conditions domestically and abroad. When redeemed or sold, shares of the Fund may be worth more or less than the original cost. o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. o As interest rates rise, existing bond prices generally fall. o Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market illiquidity, political instability, and increased volatility. It may be more volatile than other asset classes that diversify across many industries and companies. o Investing in REITs has some of the same risks associated with the direct ownership of real estate. o ETFs are subject to risks similar to those of stocks.

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6  | USAA REAL RETURN FUND

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INVESTMENT OVERVIEW

USAA REAL RETURN FUND SHARES (FUND SHARES) (Ticker Symbol: USRRX)

--------------------------------------------------------------------------------
                                        6/30/14                     12/31/13
--------------------------------------------------------------------------------
Net Assets                           $84.5 Million                $77.6 Million
Net Asset Value Per Share                $10.83                      $10.22

--------------------------------------------------------------------------------
                     AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/14
--------------------------------------------------------------------------------
    12/31/13 - 6/30/14*           1 YEAR           SINCE INCEPTION 10/18/10
          7.16%                   10.47%                   5.54%

--------------------------------------------------------------------------------
                             EXPENSE RATIO AS OF 12/31/13**
--------------------------------------------------------------------------------

                                       1.35%

               (Includes acquired fund fees and expenses of 0.13%)


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

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                                                        INVESTMENT OVERVIEW |  7

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]



                                                              BARCLAYS U.S.
                  LIPPER FLEXIBLE         USAA REAL            GOVERNMENT
                  PORTFOLIO FUNDS          RETURN           INFLATION-LINKED
                       INDEX             FUND SHARES           BOND INDEX
10/31/2010          $10,000.00           $10,000.00            $10,000.00
11/30/2010            9,992.25             9,960.00              9,826.89
12/31/2010           10,387.10            10,088.37              9,673.15
 1/31/2011           10,604.11            10,088.37              9,687.15
 2/28/2011           10,818.21            10,239.25              9,772.07
 3/31/2011           10,867.38            10,320.65              9,872.03
 4/30/2011           11,175.63            10,563.72             10,125.78
 5/31/2011           11,078.71            10,563.72             10,153.88
 6/30/2011           10,917.36            10,469.70             10,238.43
 7/31/2011           10,829.34            10,561.72             10,652.60
 8/31/2011           10,355.37            10,367.46             10,748.06
 9/30/2011            9,660.02             9,920.52             10,730.33
10/31/2011           10,462.58            10,394.39             10,930.92
11/30/2011           10,302.57            10,322.28             11,018.86
12/31/2011           10,266.92            10,298.24             11,025.66
 1/31/2012           10,740.12            10,654.07             11,284.56
 2/29/2012           11,078.28            10,821.52             11,242.17
 3/31/2012           11,180.57            10,801.35             11,114.59
 4/30/2012           11,153.69            10,832.96             11,349.91
 5/31/2012           10,559.85            10,580.05             11,559.45
 6/30/2012           10,856.97            10,750.37             11,491.59
 7/31/2012           10,990.29            10,899.09             11,723.83
 8/31/2012           11,216.36            11,047.81             11,681.58
 9/30/2012           11,459.53            11,279.95             11,742.40
10/31/2012           11,380.46            11,333.46             11,854.51
11/30/2012           11,480.15            11,312.05             11,912.35
12/31/2012           11,636.70            11,444.92             11,826.52
 1/31/2013           11,994.16            11,521.07             11,736.66
 2/28/2013           12,006.41            11,466.68             11,738.84
 3/31/2013           12,206.62            11,565.79             11,768.72
 4/30/2013           12,375.16            11,653.32             11,881.22
 5/31/2013           12,369.70            11,412.60             11,325.88
 6/30/2013           12,085.46            11,053.03             10,899.14
 7/31/2013           12,526.67            11,317.25             10,973.23
 8/31/2013           12,327.41            11,163.12             10,809.84
 9/30/2013           12,760.57            11,329.02             10,968.86
10/31/2013           13,120.93            11,539.22             11,032.45
11/30/2013           13,245.76            11,406.46             10,897.41
12/31/2013           13,445.67            11,394.39             10,731.46
 1/31/2014           13,219.45            11,294.04             10,964.59
 2/28/2014           13,720.17            11,628.52             11,017.63
 3/31/2014           13,707.65            11,690.41             10,968.53
 4/30/2014           13,728.56            11,836.12             11,128.79
 5/31/2014           14,002.55            11,959.42             11,379.12
 6/30/2014           14,251.54            12,210.20             11,413.39

                                   [END CHART]

                Data from 10/31/10 to 6/30/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Real Return Fund Shares to the following benchmarks:

o The unmanaged Lipper Flexible Portfolio Funds Index tracks the performance of the 30 largest funds within the Lipper Flexible Funds category, which includes funds that allocate their investments across various asset classes, including domestic common stocks, bonds, and money market instruments, with a focus on total return.

o The Barclays U.S. Government Inflation-Linked Bond Index measures the performance of the U.S. Treasury Inflation Protected Securities (TIPS) market. The index includes TIPS with one or more years remaining maturity with total outstanding issue size of $500 million or more.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees or expenses.

*The performance of the Lipper Flexible Portfolio Funds Index and the Barclays U.S. Government Inflation-Linked Bond Index is calculated from the end of the month of October 31, 2010, while the Fund Shares inception date is October 18, 2010. There may be a slight variation of performance numbers because of this difference.

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8  | USAA REAL RETURN FUND

================================================================================

USAA REAL RETURN FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES)
(Ticker Symbol: UIRRX)

--------------------------------------------------------------------------------
                                          6/30/14                    12/31/13
--------------------------------------------------------------------------------
Net Assets                            $384.4 Million              $334.7 Million
Net Asset Value Per Share                 $10.84                      $10.23

--------------------------------------------------------------------------------
                       AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/14
--------------------------------------------------------------------------------
    12/31/13 - 6/30/14*           1 YEAR            SINCE INCEPTION 10/18/10
            7.25%                 10.67%                      5.78%

--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 12/31/13**
--------------------------------------------------------------------------------

                                    0.94%

               (Includes acquired fund fees and expenses of 0.13%)


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies.
Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy
(USAA fund-of-funds) and not to the general public.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]



                                                                 BARCLAYS U.S.
                  LIPPER FLEXIBLE       USAA REAL RETURN          GOVERNMENT
                  PORTFOLIO FUNDS      FUND INSTITUTIONAL      INFLATION-LINKED
                       INDEX                 SHARES               BOND INDEX
10/31/2010          $10,000.00             $10,000.00             $10,000.00
11/30/2010            9,992.25               9,970.00               9,826.89
12/31/2010           10,387.10              10,091.00               9,673.15
 1/31/2011           10,604.11              10,091.00               9,687.15
 2/28/2011           10,818.21              10,241.91               9,772.07
 3/31/2011           10,867.38              10,327.65               9,872.03
 4/30/2011           11,175.63              10,581.02              10,125.78
 5/31/2011           11,078.71              10,581.02              10,153.88
 6/30/2011           10,917.36              10,481.44              10,238.43
 7/31/2011           10,829.34              10,583.80              10,652.60
 8/31/2011           10,355.37              10,389.32              10,748.06
 9/30/2011            9,660.02               9,946.91              10,730.33
10/31/2011           10,462.58              10,421.56              10,930.92
11/30/2011           10,302.57              10,349.33              11,018.86
12/31/2011           10,266.92              10,330.72              11,025.66
 1/31/2012           10,740.12              10,687.31              11,284.56
 2/29/2012           11,078.28              10,855.12              11,242.17
 3/31/2012           11,180.57              10,839.63              11,114.59
 4/30/2012           11,153.69              10,871.32              11,349.91
 5/31/2012           10,559.85              10,617.76              11,559.45
 6/30/2012           10,856.97              10,793.65              11,491.59
 7/31/2012           10,990.29              10,942.82              11,723.83
 8/31/2012           11,216.36              11,091.99              11,681.58
 9/30/2012           11,459.53              11,319.44              11,742.40
10/31/2012           11,380.46              11,383.88              11,854.51
11/30/2012           11,480.15              11,373.14              11,912.35
12/31/2012           11,636.70              11,506.28              11,826.52
 1/31/2013           11,994.16              11,582.77              11,736.66
 2/28/2013           12,006.41              11,528.14              11,738.84
 3/31/2013           12,206.62              11,632.76              11,768.72
 4/30/2013           12,375.16              11,720.72              11,881.22
 5/31/2013           12,369.70              11,478.82              11,325.88
 6/30/2013           12,085.46              11,123.54              10,899.14
 7/31/2013           12,526.67              11,389.18              10,973.23
 8/31/2013           12,327.41              11,245.29              10,809.84
 9/30/2013           12,760.57              11,407.26              10,968.86
10/31/2013           13,120.93              11,607.58              11,032.45
11/30/2013           13,245.76              11,485.16              10,897.41
12/31/2013           13,445.67              11,478.47              10,731.46
 1/31/2014           13,219.45              11,377.49              10,964.59
 2/28/2014           13,720.17              11,714.10              11,017.63
 3/31/2014           13,707.65              11,780.72              10,968.53
 4/30/2014           13,728.56              11,927.42              11,128.79
 5/31/2014           14,002.55              12,051.55              11,379.12
 6/30/2014           14,251.54              12,310.92              11,413.39

                                   [END CHART]

                      Data from 10/31/10 to 6/30/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Real Return Fund Institutional Shares to the benchmarks listed above (see page 8 for benchmark definitions).

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees or expenses.

*The performance of the Lipper Flexible Portfolio Funds Index and the Barclays U.S. Government Inflation-Linked Bond Index is calculated from the end of the month, October 31, 2010, while the Institutional Shares' inception date is October 18, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

10  | USAA REAL RETURN FUND

================================================================================

                               o TOP 10 EQUITY HOLDINGS* o
                                      AS OF 6/30/14
                                    (% of Net Assets)

iShares Core MSCI Emerging Markets ETF** .................................  4.5%
SPDR Dow Jones International Real Estate ETF** ...........................  3.4%
SPDR S&P Global Natural Resources ETF** ..................................  3.4%
iShares Gold Trust .......................................................  2.5%
WisdomTree Emerging Markets Local Debt Fund** ............................  2.0%
PowerShares DB Oil Fund ..................................................  1.8%
EGShares Emerging Markets Consumer ETF** .................................  1.2%
WisdomTree Emerging Markets Equity Income Fund** .........................  0.9%
Powershares DB Commodity Index Tracking Fund .............................  0.9%
iShares Global Timber & Forestry ETF** ...................................  0.9%

*  Excludes Money Market Instruments

** The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                            o TOP 10 BOND HOLDINGS* o
                                  AS OF 6/30/14
                                (% of Net Assets)

U.S. Treasury Inflation-Indexed Notes 1.25%, 7/15/2020 ...................  2.1%
U.S. Treasury Inflation-Indexed Notes 0.13%, 1/16/2023 ...................  2.0%
U.S. Treasury Inflation-Indexed Notes 2.50%, 1/15/2029 ...................  1.9%
U.S. Treasury Inflation-Indexed Notes 0.13%, 1/15/2022 ...................  1.5%
U.S. Treasury Inflation-Indexed Notes 0.13%, 4/15/2018 ...................  1.2%
U.S. Treasury Inflation-Indexed Notes 1.38%, 1/15/2020 ...................  1.1%
U.S. Treasury Inflation-Indexed Notes 1.13%, 1/15/2021 ...................  1.1%
U.S. Treasury Inflation-Indexed Notes 0.13%, 4/15/2019 ...................  0.8%
U.S. Treasury Inflation-Indexed Notes 0.13%, 4/15/2017 ...................  0.7%
U.S. Treasury Inflation-Indexed Notes 0.63%, 7/15/2021 ...................  0.7%

                             o TOP 10 INDUSTRIES* o
                                  AS OF 6/30/14
                                (% of Net Assets)

U.S. Government .........................................................  17.6%
Gold ....................................................................   6.6%
REITs - Diversified .....................................................   4.3%
Oil & Gas Exploration & Production ......................................   2.9%
Diversified Banks .......................................................   2.9%
Oil & Gas Storage & Transportation ......................................   2.6%
Pharmaceuticals .........................................................   2.5%
Commercial Mortgage-Backed Securities ...................................   2.1%
Regional Banks ..........................................................   1.9%
Foreign Government ......................................................   1.8%

* Excludes Money Market Instruments

You will find a complete list of securities that the Fund owns on pages 13-31.

================================================================================

12  | USAA REAL RETURN FUND

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2014 (unaudited)

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            U.S. EQUITY SECURITIES (12.6%)

            COMMON STOCKS (12.3%)

            CONSUMER DISCRETIONARY (0.7%)
            -----------------------------
            ADVERTISING (0.1%)
   7,100    Omnicom Group, Inc.                                                              $       506
                                                                                             -----------
            AUTOMOBILE MANUFACTURERS (0.1%)
  32,200    Ford Motor Co.                                                                           555
                                                                                             -----------
            DEPARTMENT STORES (0.2%)
  16,400    Kohl's Corp.                                                                             864
                                                                                             -----------
            HOTELS, RESORTS & CRUISE LINES (0.2%)
  22,500    Carnival Corp.                                                                           847
                                                                                             -----------
            SPECIALIZED CONSUMER SERVICES (0.1%)
  23,100    H&R Block, Inc.                                                                          774
                                                                                             -----------
            Total Consumer Discretionary                                                           3,546
                                                                                             -----------
            CONSUMER STAPLES (0.8%)
            -----------------------
            DRUG RETAIL (0.3%)
  17,700    Walgreen Co.                                                                           1,312
                                                                                             -----------
            FOOD DISTRIBUTORS (0.1%)
  15,800    Sysco Corp.                                                                              592
                                                                                             -----------
            HOUSEHOLD PRODUCTS (0.1%)
   7,400    Procter & Gamble Co.                                                                     582
                                                                                             -----------
            HYPERMARKETS & SUPER CENTERS (0.2%)
  10,800    Wal-Mart Stores, Inc.                                                                    811
                                                                                             -----------
            TOBACCO (0.1%)
   4,500    Philip Morris International, Inc.                                                        379
                                                                                             -----------
            Total Consumer Staples                                                                 3,676
                                                                                             -----------
            ENERGY (1.4%)
            -------------
            INTEGRATED OIL & GAS (0.8%)
  15,300    Chevron Corp.                                                                          1,998
  17,200    Occidental Petroleum Corp.                                                             1,765
                                                                                             -----------
                                                                                                   3,763
                                                                                             -----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            OIL & GAS DRILLING (0.3%)
  28,900    Transocean Ltd.                                                                  $     1,301
                                                                                             -----------
            OIL & GAS EXPLORATION & PRODUCTION (0.3%)
   9,200    ConocoPhillips                                                                           788
  16,000    Marathon Oil Corp.                                                                       639
                                                                                             -----------
                                                                                                   1,427
                                                                                             -----------
            Total Energy                                                                           6,491
                                                                                             -----------
            FINANCIALS (2.2%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
     870    BlackRock, Inc.                                                                          278
   5,100    State Street Corp.                                                                       343
                                                                                             -----------
                                                                                                     621
                                                                                             -----------
            CONSUMER FINANCE (0.2%)
  10,900    Capital One Financial Corp.                                                              900
                                                                                             -----------
            DIVERSIFIED BANKS (0.8%)
  35,800    JPMorgan Chase & Co.                                                                   2,063
  28,800    Wells Fargo & Co.                                                                      1,514
                                                                                             -----------
                                                                                                   3,577
                                                                                             -----------
            LIFE & HEALTH INSURANCE (0.4%)
  33,100    MetLife, Inc.                                                                          1,839
                                                                                             -----------
            REGIONAL BANKS (0.6%)
  34,100    BB&T Corp.                                                                             1,344
  17,200    PNC Financial Services Group, Inc.                                                     1,532
                                                                                             -----------
                                                                                                   2,876
                                                                                             -----------
            THRIFTS & MORTGAGE FINANCE (0.1%)
  30,225    People's United Financial, Inc.                                                          459
                                                                                             -----------
            Total Financials                                                                      10,272
                                                                                             -----------
            HEALTH CARE (1.9%)
            ------------------
            HEALTH CARE EQUIPMENT (0.1%)
  10,800    Medtronic, Inc.                                                                          689
                                                                                             -----------
            PHARMACEUTICALS (1.8%)
  44,900    AbbVie, Inc.                                                                           2,534
  20,500    Johnson & Johnson                                                                      2,145
  28,600    Merck & Co., Inc.                                                                      1,654
  63,900    Pfizer, Inc.                                                                           1,897
                                                                                             -----------
                                                                                                   8,230
                                                                                             -----------
            Total Health Care                                                                      8,919
                                                                                             -----------

================================================================================

14  | USAA REAL RETURN FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            INDUSTRIALS (2.0%)
            ------------------
            AEROSPACE & DEFENSE (0.5%)
   9,800    Raytheon Co.                                                                     $       904
  12,200    United Technologies Corp.                                                              1,409
                                                                                             -----------
                                                                                                   2,313
                                                                                             -----------
            AIR FREIGHT & LOGISTICS (0.2%)
  11,400    United Parcel Service, Inc. "B"                                                        1,170
                                                                                             -----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
   3,700    Caterpillar, Inc.                                                                        402
                                                                                             -----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
  24,300    Eaton Corp. plc                                                                        1,876
                                                                                             -----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
  28,900    Republic Services, Inc.                                                                1,097
                                                                                             -----------
            INDUSTRIAL CONGLOMERATES (0.5%)
  94,100    General Electric Co.                                                                   2,473
                                                                                             -----------
            INDUSTRIAL MACHINERY (0.1%)
   3,700    Stanley Black & Decker, Inc.                                                             325
                                                                                             -----------
            Total Industrials                                                                      9,656
                                                                                             -----------
            INFORMATION TECHNOLOGY (2.3%)
            -----------------------------
            COMMUNICATIONS EQUIPMENT (0.4%)
  78,910    Cisco Systems, Inc.                                                                    1,961
                                                                                             -----------
            SEMICONDUCTORS (0.8%)
  63,000    Intel Corp.                                                                            1,947
  34,200    Texas Instruments, Inc.                                                                1,634
                                                                                             -----------
                                                                                                   3,581
                                                                                             -----------
            SYSTEMS SOFTWARE (0.4%)
  50,000    Microsoft Corp.                                                                        2,085
                                                                                             -----------
            TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.7%)
  63,500    Hewlett-Packard Co.                                                                    2,138
  18,300    Seagate Technology plc                                                                 1,040
                                                                                             -----------
                                                                                                   3,178
                                                                                             -----------
            Total Information Technology                                                          10,805
                                                                                             -----------
            MATERIALS (0.4%)
            ----------------
            COMMODITY CHEMICALS (0.1%)
   4,600    LyondellBasell Industries N.V. "A"                                                       449
                                                                                             -----------
            DIVERSIFIED METALS & MINING (0.1%)
  15,000    Freeport-McMoRan Copper & Gold, Inc.                                                     547
                                                                                             -----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              PAPER PACKAGING (0.1%)
      7,900   Bemis Co., Inc.                                                                $       321
                                                                                             -----------
              PAPER PRODUCTS (0.1%)
      9,700   International Paper Co.                                                                490
                                                                                             -----------
              Total Materials                                                                      1,807
                                                                                             -----------
              TELECOMMUNICATION SERVICES (0.4%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
     18,300   AT&T, Inc.                                                                             647
     18,400   CenturyLink, Inc.                                                                      666
     13,400   Verizon Communications, Inc.                                                           656
                                                                                             -----------
                                                                                                   1,969
                                                                                             -----------
              Total Telecommunication Services                                                     1,969
                                                                                             -----------
              UTILITIES (0.2%)
              ----------------
              ELECTRIC UTILITIES (0.1%)
      7,600   Southern Co.                                                                           345
                                                                                             -----------
              MULTI-UTILITIES (0.1%)
     16,500   CenterPoint Energy, Inc.                                                               421
                                                                                             -----------
              Total Utilities                                                                        766
                                                                                             -----------
              Total Common Stocks (cost: $45,568)                                                 57,907
                                                                                             -----------
              PREFERRED STOCKS (0.3%)

              ENERGY (0.3%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.3%)
      1,000   Chesapeake Energy Corp., 5.75%, perpetual(a) (cost: $987)                            1,283
                                                                                             -----------
              Total U.S. Equity Securities (cost: $46,555)                                        59,190
                                                                                             -----------
              INTERNATIONAL EQUITY SECURITIES (19.2%)

              COMMON STOCKS (1.8%)

              CONSUMER STAPLES (0.2%)
              -----------------------
              PACKAGED FOODS & MEAT (0.2%)
     22,600   Unilever N.V.                                                                          989
                                                                                             -----------
              ENERGY (0.4%)
              -------------
              INTEGRATED OIL & GAS (0.4%)
     20,883   Royal Dutch Shell plc ADR                                                            1,720
                                                                                             -----------
              FINANCIALS (0.4%)
              -----------------
              DIVERSIFIED BANKS (0.4%)
     35,300   HSBC Holdings plc ADR                                                                1,793
                                                                                             -----------

================================================================================

16  | USAA REAL RETURN FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              HEALTH CARE (0.3%)
              ------------------
              PHARMACEUTICALS (0.3%)
     16,500   Novartis AG ADR                                                                $     1,494
                                                                                             -----------
              MATERIALS (0.2%)
              ----------------
              DIVERSIFIED METALS & MINING (0.2%)
     19,000   Rio Tinto plc ADR                                                                    1,032
                                                                                             -----------
              TELECOMMUNICATION SERVICES (0.3%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.3%)
     17,000   Rogers Communications, Inc. "B"                                                        684
     21,800   Vodafone Group plc ADR                                                                 728
                                                                                             -----------
                                                                                                   1,412
                                                                                             -----------
              Total Common Stocks (cost: $7,982)                                                   8,440
                                                                                             -----------
              EXCHANGE-TRADED FUNDS (15.4%)
    200,000   EGShares Emerging Markets Consumer ETF                                               5,546
    407,460   iShares Core MSCI Emerging Markets ETF                                              21,066
     80,000   iShares Global Timber & Forestry ETF                                                 4,217
    150,000   iShares MSCI Global Agriculture Producers ETF                                        4,196
     61,110   iShares MSCI Malaysia ETF                                                              970
     14,590   iShares MSCI Philippines ETF                                                           537
     34,482   iShares MSCI South Korea Capped ETF                                                  2,242
     58,139   iShares MSCI Turkey ETF                                                              3,230
     51,000   SPDR S&P Emerging Markets SmallCap ETF                                               2,565
    300,000   SPDR S&P Global Natural Resources ETF                                               15,855
     84,304   WisdomTree Emerging Markets Equity Income Fund                                       4,370
     80,000   WisdomTree Emerging Markets SmallCap Dividend Fund                                   3,842
    150,000   WisdomTree India Earnings Fund                                                       3,371
                                                                                             -----------
              Total Exchange-Traded Funds (cost: $68,260)                                         72,007
                                                                                             -----------
              FIXED-INCOME EXCHANGE-TRADED FUNDS (2.0%)
    198,094   WisdomTree Emerging Markets Local Debt Fund (cost $10,487)                           9,417
                                                                                             -----------
              Total International Equity Securities (cost: $86,729)                               89,864
                                                                                             -----------
              PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (10.7%)

              GOLD (3.3%)

              AFRICAN GOLD COMPANIES (0.2%)
     18,500   AngloGold Ashanti Ltd. ADR*                                                            319
     90,000   Gold Fields Ltd. ADR                                                                   335
    160,000   Harmony Gold Mining Co. Ltd. ADR*                                                      475
                                                                                             -----------
                                                                                                   1,129
                                                                                             -----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              AUSTRALIAN GOLD COMPANIES (0.1%)
     77,800   Newcrest Mining Ltd.*                                                          $       772
                                                                                             -----------
              EUROPEAN GOLD COMPANIES (0.6%)
     31,500   Randgold Resources Ltd. ADR                                                          2,665
                                                                                             -----------
              NORTH AMERICAN GOLD COMPANIES (2.2%)
     15,000   Agnico-Eagle Mines Ltd.                                                                574
     15,000   Alamos Gold, Inc.                                                                      152
     55,000   AuRico Gold, Inc.                                                                      234
    304,600   B2Gold Corp.*                                                                          888
     11,200   Barrick Gold Corp.                                                                     205
    105,000   Centerra Gold, Inc.                                                                    662
    104,700   Dundee Precious Metals, Inc.*                                                          501
    114,000   Eldorado Gold Corp.                                                                    871
     32,200   Goldcorp, Inc.                                                                         899
    110,000   IAMGOLD Corp.                                                                          453
     46,000   Kinross Gold Corp.*                                                                    190
     50,000   New Gold, Inc.*                                                                        319
     12,300   Newmont Mining Corp.                                                                   313
     36,400   Royal Gold, Inc.                                                                     2,771
    180,000   Semafo, Inc.                                                                           845
     39,000   Yamana Gold, Inc.                                                                      321
                                                                                             -----------
                                                                                                  10,198
                                                                                             -----------
              SOUTH AMERICAN GOLD COMPANIES (0.2%)
     88,000   Compania de Minas Buenaventura S.A. ADR                                              1,039
                                                                                             -----------
              Total Gold (cost: $19,757)                                                          15,803
                                                                                             -----------
              PLATINUM GROUP METALS (0.1%)
     26,000   Impala Platinum Holdings Ltd. (cost $649)                                              261
                                                                                             -----------
              SILVER (0.2%)
     61,000   Pan American Silver Corp. (cost $1,190)                                                936
                                                                                             -----------
              EXCHANGE-TRADED FUNDS (7.1%)
     20,000   ETFS Physical Palladium Shares*                                                      1,644
     10,000   ETFS Platinum Trust*                                                                 1,446
    900,000   iShares Gold Trust*                                                                 11,592
    178,848   iShares Silver Trust*                                                                3,622
    160,000   Powershares DB Commodity Index Tracking Fund*                                        4,253
    275,000   PowerShares DB Oil Fund*                                                             8,459
     18,192   SPDR Gold Shares*                                                                    2,329
                                                                                             -----------
              Total Exchange-Traded Funds (cost: $31,200)                                         33,345
                                                                                             -----------
              Total Precious Metals and Commodity-Related Securities (cost: $52,796)              50,345
                                                                                             -----------

================================================================================

18  | USAA REAL RETURN FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              GLOBAL REAL ESTATE EQUITY SECURITIES (7.8%)

              COMMON STOCKS (4.4%)

              REITs - DIVERSIFIED (0.8%)
    105,000   Cousins Properties, Inc.                                                       $     1,307
    110,000   Spirit Realty Capital, Inc.                                                          1,250
     12,000   Vornado Realty Trust                                                                 1,281
                                                                                             -----------
                                                                                                   3,838
                                                                                             -----------
              REITs - HEALTH CARE (0.3%)
     20,000   Health Care REIT, Inc.                                                               1,253
                                                                                             -----------
              REITs - HOTEL & RESORT (0.3%)
     90,000   Sunstone Hotel Investors, Inc.                                                       1,344
                                                                                             -----------
              REITs - INDUSTRIAL (0.3%)
     30,000   ProLogis, Inc.                                                                       1,233
                                                                                             -----------
              REITs - OFFICE (0.5%)
     40,000   BioMed Realty Trust, Inc.                                                              873
     11,000   Boston Properties, Inc.                                                              1,300
                                                                                             -----------
                                                                                                   2,173
                                                                                             -----------
              REITs - RESIDENTIAL (0.9%)
     16,600   American Campus Communities, Inc.                                                      635
     10,000   AvalonBay Communities, Inc.                                                          1,422
     25,000   Equity LifeStyle Properties, Inc.                                                    1,104
     21,000   Equity Residential                                                                   1,323
                                                                                             -----------
                                                                                                   4,484
                                                                                             -----------
              REITs - RETAIL (1.0%)
     10,100   Federal Realty Investment Trust                                                      1,221
     25,700   Regency Centers Corp.                                                                1,431
      7,000   Simon Property Group, Inc.                                                           1,164
      9,600   Taubman Centers, Inc.                                                                  728
      3,500   Washington Prime Group, Inc.                                                            65
                                                                                             -----------
                                                                                                   4,609
                                                                                             -----------
              REITs - SPECIALIZED (0.3%)
     10,020   American Tower Corp.                                                                   902
     14,000   Extra Space Storage, Inc.                                                              745
                                                                                             -----------
                                                                                                   1,647
                                                                                             -----------
              Total Common Stocks (cost: $18,842)                                                 20,581
                                                                                             -----------
              EXCHANGE-TRADED FUNDS (3.4%)
    365,000   SPDR Dow Jones International Real Estate ETF (cost $14,925)                         16,147
                                                                                             -----------
              Total Global Real Estate Equity Securities (cost: $33,767)                          36,728
                                                                                             -----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                           COUPON                            VALUE
(000)(g)      SECURITY                                            RATE        MATURITY             (000)
--------------------------------------------------------------------------------------------------------
              BONDS (45.8%)

              CORPORATE OBLIGATIONS (15.1%)

              CONSUMER DISCRETIONARY (0.5%)
              -----------------------------
              APPAREL RETAIL (0.2%)
$     1,000   L Brands, Inc.                                      6.95%       3/01/2033      $     1,053
                                                                                             -----------
              CABLE & SATELLITE (0.1%)
GBP     120   Comcast Corp.                                       5.50       11/23/2029              237
                                                                                             -----------
              SPECIALTY STORES (0.2%)
        985   Harbor Freight Tools USA, Inc.(b)                   4.75        7/26/2019              994
                                                                                             -----------
              Total Consumer Discretionary                                                         2,284
                                                                                             -----------
              CONSUMER STAPLES (0.3%)
              -----------------------
              HYPERMARKETS & SUPER CENTERS (0.3%)
EUR     350   Wal-Mart Stores, Inc.                               2.55        4/08/2026              499
JPY 100,000   Wal-Mart Stores, Inc.                               0.94        7/28/2015              994
                                                                                             -----------
                                                                                                   1,493
                                                                                             -----------
              Total Consumer Staples                                                               1,493
                                                                                             -----------
              ENERGY (2.8%)
              -------------
              OIL & GAS EQUIPMENT & SERVICES (0.2%)
      1,000   Exterran Partners, LP                               6.00        4/01/2021            1,015
                                                                                             -----------
              OIL & GAS EXPLORATION & PRODUCTION (0.6%)
        500   Berry Petroleum Co.                                 6.75       11/01/2020              529
      1,000   QEP Resources, Inc.                                 6.80        3/01/2020            1,098
      1,000   Samson Investment Co.(b)                            5.00        9/25/2018            1,000
                                                                                             -----------
                                                                                                   2,627
                                                                                             -----------
              OIL & GAS REFINING & MARKETING (0.1%)
        398   Tesoro Corp.(b)                                     2.40        5/30/2016              399
                                                                                             -----------
              OIL & GAS STORAGE & TRANSPORTATION (1.9%)
      1,000   Enbridge Energy Partners, LP                        8.05       10/01/2037            1,131
      1,000   Energy Transfer Partners, LP                        3.24(c)    11/01/2066              929
      1,000   Enterprise Products Operating, LLC                  7.00        6/01/2067            1,066
      1,000   Genesis Energy, LP & Genesis Energy Finance Corp.   5.75        2/15/2021            1,045
      1,000   Kinder Morgan, Inc.(a)                              5.00        2/15/2021            1,043
        325   Markwest Energy Partners Finance Corp.              6.25        6/15/2022              357
        892   NGPL PipeCo, LLC(b)                                 6.75        9/15/2017              894
      1,000   NGPL PipeCo, LLC(a)                                 9.63        6/01/2019            1,100
      1,310   Targa Resources Partners, LP                        6.88        2/01/2021            1,425
                                                                                             -----------
                                                                                                   8,990
                                                                                             -----------
              Total Energy                                                                        13,031
                                                                                             -----------

================================================================================

20  | USAA REAL RETURN FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                           COUPON                            VALUE
(000)(g)      SECURITY                                            RATE        MATURITY             (000)
--------------------------------------------------------------------------------------------------------
              FINANCIALS (5.9%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
$       890   NTC Capital I                                       0.75%(c)    1/15/2027      $       774
      2,010   State Street Capital Trust IV                       1.23(c)     6/15/2037            1,719
        831   Walter Investment Management Corp.(b)               4.75       12/11/2020              823
                                                                                             -----------
                                                                                                   3,316
                                                                                             -----------
              CONSUMER FINANCE (0.2%)
      1,000   American Express Co.                                6.80        9/01/2066            1,103
                                                                                             -----------
              INVESTMENT BANKING & BROKERAGE (0.1%)
EUR     360   Goldman Sachs Group, Inc.                           4.00        2/02/2015              503
                                                                                             -----------
              LIFE & HEALTH INSURANCE (0.8%)
      2,000   Lincoln National Corp.                              7.00        5/17/2066            2,090
      1,500   StanCorp Financial Group, Inc.                      6.90        6/01/2067            1,571
                                                                                             -----------
                                                                                                   3,661
                                                                                             -----------
              MULTI-LINE INSURANCE (1.0%)
      1,000   Genworth Holdings, Inc.                             6.15       11/15/2066              954
      2,000   Glen Meadow Pass-Through Trust(a)                   6.51        2/12/2067            1,990
      1,500   Nationwide Mutual Insurance Co.(a)                  5.81(c)    12/15/2024            1,537
                                                                                             -----------
                                                                                                   4,481
                                                                                             -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.0%)
JPY      40   Citigroup Capital XIII                              7.88       10/30/2040            1,107
    100,000   Citigroup, Inc.                                     1.27        6/04/2018            1,018
      1,000   General Electric Capital Corp.                      6.38       11/15/2067            1,118
      2,000   JPMorgan Chase Capital XXI                          1.17(c)     2/02/2037            1,689
                                                                                             -----------
                                                                                                   4,932
                                                                                             -----------
              PROPERTY & CASUALTY INSURANCE (0.8%)
      1,000   Chubb Corp.                                         6.38        3/29/2067            1,116
        500   HSB Group, Inc.(d)                                  1.14(c)     7/15/2027              393
      1,000   Ironshore Holdings, Inc.(a)                         8.50        5/15/2020            1,193
      1,000   Progressive Corp.                                   6.70        6/15/2037            1,118
                                                                                             -----------
                                                                                                   3,820
                                                                                             -----------
              REGIONAL BANKS (1.3%)
      1,000   CoBank ACB(a)                                       0.83(c)     6/15/2022              902
      1,000   First Maryland Capital Trust I                      1.23(c)     1/15/2027              888
      2,000   KeyCorp Capital I                                   0.97(c)     7/01/2028            1,720
      2,800   Suntrust Capital I                                  0.89(c)     5/15/2027            2,408
                                                                                             -----------
                                                                                                   5,918
                                                                                             -----------
              Total Financials                                                                    27,734
                                                                                             -----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                           COUPON                            VALUE
(000)(g)      SECURITY                                            RATE        MATURITY             (000)
--------------------------------------------------------------------------------------------------------
              HEALTH CARE (1.3%)
              ------------------
              BIOTECHNOLOGY (0.1%)
EUR     370   Amgen, Inc.                                         2.13%       9/13/2019      $       529
                                                                                             -----------
              HEALTH CARE FACILITIES (0.8%)
$     1,000   Community Health Systems, Inc.                      7.13        7/15/2020            1,084
      1,500   HCA Holdings, Inc.                                  6.25        2/15/2021            1,614
      1,000   Tenet Healthcare Corp.                              6.00       10/01/2020            1,088
                                                                                             -----------
                                                                                                   3,786
                                                                                             -----------
              PHARMACEUTICALS (0.4%)
      1,500   Valeant Pharmaceuticals International, Inc.(a)      6.75        8/15/2021            1,603
                                                                                             -----------
              Total Health Care                                                                    5,918
                                                                                             -----------
              INDUSTRIALS (0.5%)
              ------------------
              AEROSPACE & DEFENSE (0.2%)
      1,000   Textron Financial Corp.(a)                          6.00        2/15/2067              920
                                                                                             -----------
              INDUSTRIAL CONGLOMERATES (0.1%)
CAD     200   GE Capital Canada Funding Company                   5.73       10/22/2037              231
MXN   4,000   General Electric Capital Corp.                      8.87        6/02/2018              354
                                                                                             -----------
                                                                                                     585
                                                                                             -----------
              TRADING COMPANIES & DISTRIBUTORS (0.2%)
      1,000   ILFC E-Capital Trust I(a)                           5.02(c)    12/21/2065              985
                                                                                             -----------
              Total Industrials                                                                    2,490
                                                                                             -----------
              INFORMATION TECHNOLOGY (0.2%)
              -----------------------------
              DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
        491   SunGard Data Systems, Inc.                          7.38       11/15/2018              519
                                                                                             -----------
              IT CONSULTING & OTHER SERVICES (0.1%)
CAD     250   IBM Corp.                                           2.20        2/10/2017              237
                                                                                             -----------
              Total Information Technology                                                           756
                                                                                             -----------
              MATERIALS (0.3%)
              ----------------
              PAPER PRODUCTS (0.3%)
      1,500   Mercer International, Inc.                          9.50       12/01/2017            1,609
                                                                                             -----------
              TELECOMMUNICATION SERVICES (0.6%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
      1,000   Frontier Communications Corp.                       7.88        1/15/2027            1,039
         40   Qwest Corp.                                         7.38        6/01/2051            1,057
                                                                                             -----------
                                                                                                   2,096
                                                                                             -----------

================================================================================

22  | USAA REAL RETURN FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                           COUPON                            VALUE
(000)         SECURITY                                            RATE        MATURITY             (000)
--------------------------------------------------------------------------------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
$       500   SBA Telecommunications, Inc.                        5.75%       7/15/2020      $       533
                                                                                             -----------
              Total Telecommunication Services                                                     2,629
                                                                                             -----------
              UTILITIES (2.7%)
              ----------------
              ELECTRIC UTILITIES (0.7%)
      1,350   NextEra Energy Capital Holdings, Inc.               6.65        6/15/2067            1,380
      2,000   PPL Capital Funding, Inc.                           6.70        3/30/2067            2,041
                                                                                             -----------
                                                                                                   3,421
                                                                                             -----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.7%)
      1,000   AES Corp.                                           7.38        7/01/2021            1,175
        968   Calpine Corp.(b)                                    4.00        4/01/2018              972
      1,000   NRG Energy, Inc.                                    6.63        3/15/2023            1,087
                                                                                             -----------
                                                                                                   3,234
                                                                                             -----------
              MULTI-UTILITIES (1.3%)
      1,000   Dominion Resources, Inc.                            2.53(c)     9/30/2066              931
      1,000   Integrys Energy Group, Inc.                         6.11       12/01/2066            1,028
      2,900   Puget Sound Energy, Inc.                            6.97        6/01/2067            3,034
      1,000   Wisconsin Energy Corp.                              6.25        5/15/2067            1,033
                                                                                             -----------
                                                                                                   6,026
                                                                                             -----------
              Total Utilities                                                                     12,681
                                                                                             -----------
              Total Corporate Obligations (cost: $66,579)                                         70,625
                                                                                             -----------
              EURODOLLAR AND YANKEE OBLIGATIONS (5.1%)

              CONSUMER DISCRETIONARY (0.4%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.4%)
      2,000   Nissan Motor Acceptance Corp.(a)                    0.93(c)     9/26/2016            2,014
                                                                                             -----------
              ENERGY (1.1%)
              -------------
              INTEGRATED OIL & GAS (0.4%)
      2,000   BP Capital Markets plc                              0.86(c)     9/26/2018            2,020
                                                                                             -----------
              OIL & GAS STORAGE & TRANSPORTATION (0.7%)
      1,000   Enbridge, Inc.                                      0.88(c)    10/01/2016            1,006
      2,000   Trans-Canada Pipelines Ltd.                         6.35        5/15/2067            2,088
                                                                                             -----------
                                                                                                   3,094
                                                                                             -----------
              Total Energy                                                                         5,114
                                                                                             -----------
              FINANCIALS (2.9%)
              -----------------
              DIVERSIFIED BANKS (1.1%)
      1,580   Barclays Bank plc                                   0.69(c)             -(e)         1,094
      2,800   HSBC Bank plc                                       0.69(c)             -(e)         1,947

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON                           VALUE
(000)(g)      SECURITY                                             RATE      MATURITY              (000)
--------------------------------------------------------------------------------------------------------
$     1,000   National Australia Bank Ltd.(a)                     1.18%(c)    7/25/2014      $     1,001
      1,000   Royal Bank of Scotland Group plc                    9.50        3/16/2022            1,174
                                                                                             -----------
                                                                                                   5,216
                                                                                             -----------
              LIFE & HEALTH INSURANCE (0.2%)
      1,000   Great-West Life & Annuity Insurance Capital, LP(a)  7.15        5/16/2046            1,040
                                                                                             -----------
              MULTI-LINE INSURANCE (0.2%)
      1,000   ZFS Finance USA Trust II(a)                         6.45       12/15/2065            1,083
                                                                                             -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
      1,000   KFW                                                 0.30(c)     3/13/2015            1,001
                                                                                             -----------
              PROPERTY & CASUALTY INSURANCE (0.8%)
      1,564   Oil Insurance Ltd.(a)                               3.22(c)             -(e)         1,454
      2,000   QBE Capital Funding III Ltd.(a)                     7.25        5/24/2041            2,158
                                                                                             -----------
                                                                                                   3,612
                                                                                             -----------
              REINSURANCE (0.4%)
      1,500   Swiss Re Capital I, LP(a)                           6.85                -(e)         1,609
                                                                                             -----------
              Total Financials                                                                    13,561
                                                                                             -----------
              INDUSTRIALS (0.5%)
              ------------------
              INDUSTRIAL CONGLOMERATES (0.5%)
      2,000   Hutchison Whampoa International Ltd.(a)             6.00                -(e)         2,108
                                                                                             -----------
              MATERIALS (0.2%)
              ----------------
              GOLD (0.2%)
      1,000   Eldorado Gold Corp.(a)                              6.13       12/15/2020            1,015
                                                                                             -----------
              Total Eurodollar and Yankee Obligations
                (cost: $22,258)                                                                   23,812
                                                                                             -----------
              FOREIGN CORPORATE BONDS (2.9%)

              CONSUMER DISCRETIONARY (0.2%)
              ------------------------------
              AUTOMOBILE MANUFACTURERS (0.2%)
GBP     300   Volkswagen Financial Services NV                    1.25       12/15/2016              509
EUR     360   Volkswagen International Finance NV                 3.50        2/02/2015              502
                                                                                             -----------
                                                                                                   1,011
                                                                                             -----------
              Total Consumer Discretionary                                                         1,011
                                                                                             -----------
              CONSUMER STAPLES (0.1%)
              -----------------------
              DISTILLERS & VINTNERS (0.1%)
EUR     370   Bacardi Ltd.                                        2.75        7/03/2023              532
                                                                                             -----------

================================================================================

24  | USAA REAL RETURN FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON                           VALUE
(000)(G)      SECURITY                                             RATE      MATURITY              (000)
--------------------------------------------------------------------------------------------------------
              ENERGY (0.1%)
              -------------
              INTEGRATED OIL & GAS (0.1%)
CAD     240   BP Capital Markets plc                              2.74%       2/24/2017      $       230
GBP     130   BP Capital Markets plc                              4.33       12/10/2018              241
                                                                                             -----------
                                                                                                     471
                                                                                             -----------
              OIL & GAS STORAGE & TRANSPORTATION (0.0%)
CAD     230   Trans-Canada Pipelines                              3.65       11/15/2021              228
                                                                                             -----------
              Total Energy                                                                           699
                                                                                             -----------
              FINANCIALS (1.1%)
              -----------------
              DIVERSIFIED BANKS (0.7%)
CNY   1,900   Bank of China Ltd.                                  3.45        1/16/2017              307
CAD     240   Bank of Nova Scotia                                 3.04       10/18/2024              231
GBP     130   Barclays Bank plc                                   5.75        8/17/2021              255
EUR     340   BNP Paribas                                         5.43        9/07/2017              527
GBP     140   Commonwealth Bank of Australia                      3.88       12/14/2015              249
EUR     350   Danske Bank A/S                                     3.88        5/18/2016              509
GBP     130   Lloyds Bank plc                                     4.88        3/30/2027              251
EUR     360   Rabobank Nederland                                  3.75       11/09/2020              541
CAD     250   Royal Bank of Canada                                2.05        1/13/2015              235
                                                                                             -----------
                                                                                                   3,105
                                                                                             -----------
              DIVERSIFIED CAPITAL MARKETS (0.2%)
CHF     450   Credit Suisse London                                2.13        2/05/2015              513
EUR     350   Deutsche Bank AG                                    5.00        6/24/2020              557
                                                                                             -----------
                                                                                                   1,070
                                                                                             -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
EUR     350   ING Bank NV                                         3.88        5/24/2016              509
EUR     360   KFW                                                 1.88        3/20/2019              525
                                                                                             -----------
                                                                                                   1,034
                                                                                             -----------
              Total Financials                                                                     5,209
                                                                                             -----------
              GOVERNMENT (0.5%)
              -----------------
              FOREIGN GOVERNMENT (0.5%)
EUR     360   European Financial Stability Facility               2.00        5/15/2017              518
EUR     350   European Financial Stability Facility               2.63        5/02/2019              527
EUR     700   European Union                                      2.75        9/21/2021            1,075
                                                                                             -----------
                                                                                                   2,120
                                                                                             -----------
              Total Government                                                                     2,120
                                                                                             -----------
              HEALTH CARE (0.1%)
              ------------------
              PHARMACEUTICALS (0.1%)
EUR     350   Teva Pharmaceutical Finance IV B.V.                 2.88        4/15/2019              517
                                                                                             -----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON                           VALUE
(000)(G)          SECURITY                                          RATE      MATURITY             (000)
--------------------------------------------------------------------------------------------------------
              MATERIALS (0.6%)
              ----------------
              DIVERSIFIED METALS & MINING (0.5%)
AUD     480   BHP Billiton Finance Ltd.                           3.75%      10/18/2017      $       458
EUR     350   BHP Billiton Finance Ltd.                           3.25        9/24/2027              535
EUR     380   Glencore Finance Dubai Ltd.                         1.75        5/19/2016              529
CHF     500   Glencore Finance Europe                             2.63       12/03/2018              602
                                                                                             -----------
                                                                                                   2,124
                                                                                             -----------
              STEEL (0.1%)
EUR     370   Vale SA                                             3.75        1/10/2023              550
                                                                                             -----------
              Total Materials                                                                      2,674
                                                                                             -----------
              TELECOMMUNICATION SERVICES (0.2%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
EUR     360   Deutsche Telekom International Finance B.V.         4.00        1/19/2015              503
                                                                                             -----------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
GBP     150   Vodafone Group plc                                  4.63        9/08/2014              259
                                                                                             -----------
              Total Telecommunication Services                                                       762
                                                                                             -----------
              Total Foreign Corporate Bonds (cost: $12,698)                                       13,524
                                                                                             -----------
              FOREIGN GOVERNMENT OBLIGATIONS (1.3%)

              GOVERNMENT (1.3%)
              -----------------
CAD     240   Financement-Quebec                                  2.40       12/01/2018              229
EUR     340   Government of France                                3.25       10/25/2021              538
JPY  38,550   Japan                                               2.20        6/22/2020              425
JPY 124,250   Japan                                               1.60        6/20/2030            1,322
JPY  42,450   Japan                                               0.80        6/20/2022              433
JPY  42,550   Japan                                               1.30       12/20/2014              422
JPY  40,950   Japan                                               1.30        3/20/2019              426
PLN     931   Poland Government Bond                              3.75        4/25/2018              317
CAD     185   Province of British Columbia                        5.70        6/18/2029              222
CAD     245   Province of Ontario                                 2.85        6/02/2023              228
AUD     445   Queensland Treasury Corp.                           6.00        4/21/2016              444
EUR     340   Republic of Austria(a)                              3.15        6/20/2044              548
GBP     130   UK Treasury                                         4.25        3/07/2036              254
GBP     130   UK Treasury                                         3.75        9/07/2020              243
                                                                                             -----------
                                                                                                   6,051
                                                                                             -----------
              Total Foreign Government Obligations (cost: $6,031)                                  6,051
                                                                                             -----------
              FOREIGN MORTGAGE-BACKED SECURITIES (0.0%)

              FINANCIALS (0.0%)
SEK   1,050   Kommuninvest I Sverige AB                           2.75        8/12/2015              161
                                                                                             -----------
              Total Foreign Mortgage-Backed Securities (cost: $165)                                  161
                                                                                             -----------

================================================================================

26  | USAA REAL RETURN FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON                           VALUE
(000)         SECURITY                                             RATE       MATURITY             (000)
--------------------------------------------------------------------------------------------------------
              ASSET-BACKED SECURITIES (1.7%)

              FINANCIALS (1.7%)
              -----------------
              ASSET-BACKED FINANCING (1.7%)
$     1,673   Access Group, Inc.(a)                               0.65%       2/25/2036      $     1,666
        263   Ari Fleet Lease Trust(a)                            0.70        3/15/2020              263
        719   Arran Residential Mortgages Funding plc(a)          1.68       11/19/2047              728
      2,000   Educational Funding of the South                    0.88        4/25/2035            2,006
      1,662   Nelnet Student Loan Trust(a)                        0.75        6/25/2041            1,670
      1,627   Trip Rail Master Funding, LLC(a)                    2.65        7/15/2041            1,687
                                                                                             -----------
                                                                                                   8,020
                                                                                             -----------
              Total Financials                                                                     8,020
                                                                                             -----------
              Total Asset-Backed Securities (cost: $8,018)                                         8,020
                                                                                             -----------
              COMMERCIAL MORTGAGE SECURITIES (2.1%)

              FINANCIALS (2.1%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (2.1%)
      2,000   Bear Stearns Commercial Mortgage Securities, Inc.   4.99        9/11/2042            2,079
      1,000   GE Capital Commercial Mortgage Corp.                5.46        3/10/2044            1,014
      1,000   GS Mortgage Securities Corp. II                     6.05        8/10/2038              999
      1,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                  5.04       10/15/2042            1,027
      1,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                  5.57        4/15/2043            1,057
      1,000   Merrill Lynch Mortgage Trust                        5.14        7/12/2038            1,047
        500   Merrill Lynch Mortgage Trust                        5.86        5/12/2039              511
      2,000   Morgan Stanley Capital I, Inc.                      5.68        3/12/2044            2,096
                                                                                             -----------
                                                                                                   9,830
                                                                                             -----------
              Total Financials                                                                     9,830
                                                                                             -----------
              Total Commercial Mortgage Securities (cost: $9,248)                                  9,830
                                                                                             -----------
              U.S. TREASURY SECURITIES (17.6%)

              INFLATION-INDEXED NOTES (17.6%)
        399   2.00%, 7/15/2014                                                                       400
        485   1.63%, 1/15/2015                                                                       494
        182   0.50%, 4/15/2015                                                                       184
        388   1.88%, 7/15/2015                                                                       403
      1,948   2.00%, 1/15/2016                                                                     2,055
      1,529   0.13%, 4/15/2016                                                                     1,570
        417   2.50%, 7/15/2016                                                                       452
      1,612   2.38%, 1/15/2017                                                                     1,764
      3,384   0.13%, 4/15/2017                                                                     3,502

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON                           VALUE
(000)         SECURITY                                             RATE       MATURITY             (000)
--------------------------------------------------------------------------------------------------------
$     1,587   2.63%, 7/18/2017                                                               $     1,778
      1,187   1.63%, 1/15/2018                                                                     1,295
      5,472   0.13%, 4/15/2018                                                                     5,655
         31   1.38%, 7/15/2018                                                                        34
        237   2.13%, 1/15/2019                                                                       267
      3,541   0.13%, 4/15/2019                                                                     3,647
        337   1.88%, 7/15/2019                                                                       380
      4,759   1.38%, 1/15/2020                                                                     5,223
      8,875   1.25%, 7/15/2020                                                                     9,733
      4,587   1.13%, 1/15/2021                                                                     4,972
      3,060   0.63%, 7/15/2021                                                                     3,225
      6,842   0.13%, 1/15/2022                                                                     6,893
        716   0.13%, 7/15/2022                                                                       722
      9,255   0.13%, 1/16/2023                                                                     9,230
      2,923   0.38%, 7/15/2023                                                                     2,982
      2,032   0.63%, 1/15/2024                                                                     2,107
        655   2.38%, 1/15/2025                                                                       795
        432   2.00%, 1/15/2026                                                                       510
        393   2.38%, 1/15/2027                                                                       482
        349   1.75%, 1/15/2028                                                                       402
        281   3.63%, 4/15/2028                                                                       396
      6,989   2.50%, 1/15/2029                                                                     8,827
        438   3.88%, 4/15/2029                                                                       641
         89   3.38%, 4/15/2032                                                                       129
        231   2.13%, 2/15/2040                                                                       295
        380   2.13%, 2/15/2041                                                                       488
        485   0.75%, 2/15/2042                                                                       457
        175   0.63%, 2/15/2043                                                                       159
                                                                                             -----------
                                                                                                  82,548
                                                                                             -----------
              Total U.S. Treasury Securities (cost: $80,186)                                      82,548
                                                                                             -----------
              Total Bonds (cost: $205,183)                                                       214,571
                                                                                             -----------
              MONEY MARKET INSTRUMENTS (3.3%)

              VARIABLE-RATE DEMAND NOTES (0.2%)

              MUNICIPAL BONDS (0.2%)
              ----------------------
              AIRPORT/PORT (0.2%)
        995   Clark County (LOC - Landesbank
                Baden-Wurttemberg)                                0.08%        7/01/2029             995
                                                                                             -----------

================================================================================

28  | USAA REAL RETURN FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (3.1%)
 14,394,781   State Street Institutional Liquid Reserve Fund, 0.06%(f)                          $ 14,395
                                                                                                --------
              Total Money Market Instruments (cost: $15,390)                                      15,390
                                                                                                --------

              TOTAL INVESTMENTS (COST: $440,420)                                                $466,088
                                                                                                ========

--------------------------------------------------------------------------------------------------------
NUMBER
OF CONTRACTS
--------------------------------------------------------------------------------------------------------
              PURCHASED OPTIONS (0.0%)
        200   Call - Market Vectors Gold Miners ETF expiring January 17, 2015 at 28                   30
                                                                                                --------

              TOTAL PURCHASED OPTIONS (COST: $8)                                                $     30
                                                                                                ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

--------------------------------------------------------------------------------------------------------
($ IN 000s)                                             VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------------
                                        (LEVEL 1)          (LEVEL 2)      (LEVEL 3)
                                    QUOTED PRICES  OTHER SIGNIFICANT    SIGNIFICANT
                                IN ACTIVE MARKETS         OBSERVABLE   UNOBSERVABLE
ASSETS                       FOR IDENTICAL ASSETS             INPUTS         INPUTS                TOTAL
--------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
  Common Stocks                         $  57,907           $      -           $  -            $  57,907
  Preferred Stocks                              -              1,283              -                1,283
International Equity Securities:
  Common Stocks                             8,440                  -              -                8,440
  Exchange-Traded Funds                    72,007                  -              -               72,007
  Fixed-Income Exchange-Traded Funds        9,417                  -              -                9,417
Precious Metals And Commodity-Related
  Securities:
  Gold                                     15,803                  -              -               15,803
  Platinum Group Metals                       261                  -              -                  261
  Silver                                      936                  -              -                  936
  Exchange-Traded Funds                    33,345                  -              -               33,345
Global Real Estate Equity Securities:
  Common Stocks                            20,581                  -              -               20,581
  Exchange-Traded Funds                    16,147                  -              -               16,147
Bonds:
  Corporate Obligations                     1,057             69,175            393               70,625
  Eurodollar and Yankee Obligations             -             23,812              -               23,812
  Foreign Corporate Bonds                       -             13,524              -               13,524
  Foreign Government Obligations                -              6,051              -                6,051
  Foreign Mortgage-Backed Securities            -                161              -                  161
  Asset-Backed Securities                       -              8,020              -                8,020
  Commercial Mortgage Securities                -              9,830              -                9,830
  U.S. Treasury Securities                 82,548                  -              -               82,548
Money Market Instruments:
  Variable-Rate Demand Notes                    -                995              -                  995
  Money Market Funds                       14,395                  -              -               14,395
Purchased Options                              30                  -              -                   30
--------------------------------------------------------------------------------------------------------
Total                                    $332,874           $132,851           $393             $466,118
--------------------------------------------------------------------------------------------------------

================================================================================

30  | USAA REAL RETURN FUND

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                       CORPORATE
                                                                     OBLIGATIONS
--------------------------------------------------------------------------------
Balance as of December 31, 2013                                             $  0
Purchases                                                                      -
Sales                                                                          -
Transfers into Level 3                                                       390
Transfers out of Level 3                                                       -
Net realized gain (loss) on investments                                        -
Change in net unrealized appreciation/depreciation of investments              3
--------------------------------------------------------------------------------
Balance as of June 30, 2014                                                 $393
--------------------------------------------------------------------------------

For the period of January 1, 2014, through June 30, 2014, a corporate obligation with a fair value of $390,000 was transferred from Level 2 to Level 3. Due to an assessment of events at the end of the reporting period, this security had a single broker quote provided to the Fund's pricing service. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2014 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 31.3% of net assets at June 30, 2014.

   The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o  CATEGORIES AND DEFINITIONS

   ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying

================================================================================

32  | USAA REAL RETURN FUND

================================================================================

   loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

   EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

   U.S. TREASURY INFLATION-INDEXED NOTES - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
   AUD   Australian dollars
   CAD   Canadian dollars
   CHF   Swiss Francs
   CNY   China Yuan Renminbi
   EUR   European Euros
   GBP   UK Pound Sterling
   JPY   Japanese Yen

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

   MXN   Mexican Peso
   PLN   Polish Zloty
   REIT  Real estate investment trust
   SEK   Swedish Krona

   CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

   (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

o  SPECIFIC NOTES

   (a) Restricted security that is not registered under the Securities
       Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

   (b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at June 30, 2014. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

   (c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at June 30, 2014.

================================================================================

34  | USAA REAL RETURN FUND

================================================================================

   (d) Security was fair valued at June 30, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $393,000, which represented less than 0.1% of net assets of the Fund.

   (e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

   (f) Rate represents the money market fund annualized seven-day yield at June 30, 2014.

   (g) In U.S. dollars unless otherwise noted.

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  35

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

June 30, 2014 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $440,420)        $466,088
   Purchased options, at market value (cost of $8)                            30
   Cash                                                                       10
   Cash denominated in foreign currencies (identified cost of $550)          548
   Receivables:
      Capital shares sold                                                    290
      Dividends and interest                                               2,440
      Securities sold                                                         40
                                                                        --------
         Total assets                                                    469,446
                                                                        --------
LIABILITIES
   Payables:
      Securities purchased                                                   139
      Capital shares redeemed                                                126
   Accrued management fees                                                   189
   Accrued transfer agent's fees                                              11
   Other accrued expenses and payables                                        61
                                                                        --------
         Total liabilities                                                   526
                                                                        --------
            Net assets applicable to capital shares outstanding         $468,920
                                                                        ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                      $442,568
   Accumulated undistributed net investment income                           139
   Accumulated net realized gain on investments                              523
   Net unrealized appreciation of investments and options                 25,690
                                                                        --------
            Net assets applicable to capital shares outstanding         $468,920
                                                                        ========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $84,486/7,803 shares outstanding)      $  10.83
                                                                        ========
      Institutional Shares (net assets of $384,434/35,478
         shares outstanding)                                            $  10.84
                                                                        ========

See accompanying notes to financial statements.

================================================================================

36  | USAA REAL RETURN FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended June 30, 2014 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $24)                      $  3,000
  Interest                                                                 3,920
                                                                        --------
      Total income                                                         6,920
                                                                        --------
EXPENSES
  Management fees                                                          1,080
  Administration and servicing fees:
    Fund Shares                                                               59
    Institutional Shares                                                     177
  Transfer agent's fees:
    Fund Shares                                                               87
    Institutional Shares                                                     177
  Custody and accounting fees:
    Fund Shares                                                               18
    Institutional Shares                                                      73
  Postage:
    Fund Shares                                                                2
    Institutional Shares                                                      10
  Shareholder reporting fees:
    Fund Shares                                                                2
    Institutional Shares                                                      12
  Trustees' fees                                                              11
  Registration fees:
    Fund Shares                                                               12
    Institutional Shares                                                      21
  Professional fees                                                           41
  Other                                                                        6
                                                                        --------
      Total expenses                                                       1,788
  Expenses reimbursed:
    Fund Shares                                                              (36)
    Institutional Shares                                                    (166)
                                                                        --------
      Net expenses                                                         1,586
                                                                        --------
NET INVESTMENT INCOME                                                      5,334
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, AND OPTIONS
  Net realized gain (loss) on:
    Investments                                                             (180)
    Foreign currency transactions                                              1
  Change in net unrealized appreciation/depreciation of:
    Investments                                                           25,665
    Foreign currency translations                                             (3)
      Options                                                                 22
                                                                        --------
      Net realized and unrealized gain                                    25,505
                                                                        --------
  Increase in net assets resulting from operations                      $ 30,839
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  37

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended June 30, 2014 (unaudited), and year ended
December 31, 2013

---------------------------------------------------------------------------------------------------
                                                                       6/30/2014         12/31/2013
---------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                $  5,334           $  8,541
   Net realized gain (loss) on investments                                  (180)             1,493
   Net realized gain on foreign currency transactions                          1                  9
   Change in net unrealized appreciation/depreciation of:
       Investments                                                        25,665            (10,431)
       Foreign currency translations                                          (3)                 4
       Options                                                                22                  -
                                                                        ---------------------------
       Increase (decrease) in net assets resulting from operations        30,839               (384)
                                                                        ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Fund Shares                                                          (912)            (1,649)
       Institutional Shares                                               (4,468)            (6,867)
                                                                        ---------------------------
            Total distributions of net investment income                  (5,380)            (8,516)
                                                                        ---------------------------
   Net realized gains:
       Fund Shares                                                             -               (205)
       Institutional Shares                                                    -               (876)
                                                                        ---------------------------
            Total distributions of net realized gains                          -             (1,081)
                                                                        ---------------------------
         Distributions to shareholders                                    (5,380)            (9,597)
                                                                        ---------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                             2,279              9,630
   Institutional Shares                                                   28,942            113,622
                                                                        ---------------------------
            Total net increase in net assets from
               capital share transactions                                 31,221            123,252
                                                                        ---------------------------
   Net increase in net assets                                             56,680            113,271
NET ASSETS
   Beginning of period                                                   412,240            298,969
                                                                        ---------------------------
   End of period                                                        $468,920           $412,240
                                                                        ===========================
Accumulated undistributed net investment income:
   End of period                                                        $    139           $    185
                                                                        ===========================

See accompanying notes to financial statements.

================================================================================

38  | USAA REAL RETURN FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2014 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Real Return Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund's investment objective is to seek a total return that exceeds the rate of inflation over an economic cycle.

As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer, such as a single stock or bond. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because the Fund may be more susceptible to risk associated with a single issuer or economic, political, or regulatory event than a diversified fund.

The Fund consists of two classes of shares: Real Return Fund Shares (Fund Shares) and Real Return Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales

================================================================================

40  | USAA REAL RETURN FUND

================================================================================

        price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    6. Repurchase agreements are valued at cost, which approximates market value.

    7. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

    8. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

================================================================================

42  | USAA REAL RETURN FUND

================================================================================

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include preferred stocks, which are valued based on methods discussed in
    Note 1A2. Additionally, certain bonds, are valued based on methods discussed in Note 1A5, and variable-rate demand notes, are valued at amortized cost.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    valuation of securities falling in the Level 3 category are primarily supported by quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

    Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at June 30, 2014, did not include master netting provisions.

    OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

================================================================================

44  | USAA REAL RETURN FUND

================================================================================

    Premiums paid for purchased options are included in the Fund's statement of assets and liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

    Premiums received from writing options are included in the Fund's statement of assets and liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

    In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2014*
    (IN THOUSANDS)

                                    ASSET DERIVATIVES                   LIABILITY DERIVATIVES
-------------------------------------------------------------------------------------------------
                             STATEMENT OF                          STATEMENT OF
DERIVATIVES NOT              ASSETS AND                            ASSETS AND
ACCOUNTED FOR AS             LIABILITIES                           LIABILITIES
HEDGING INSTRUMENTS          LOCATION            FAIR VALUE        LOCATION            FAIR VALUE
-------------------------------------------------------------------------------------------------
Equity contracts             Purchased
                             options                $30               -                    -
-------------------------------------------------------------------------------------------------

    * For open derivative instruments as of June 30, 2014, see the portfolio of investments, which also is indicative of activity for the six-month period ended June 30, 2014.

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2014
    (IN THOUSANDS)

-------------------------------------------------------------------------------------------------
                                                                                   CHANGE IN
                                                                                   UNREALIZED
DERIVATIVES NOT                                             REALIZED               APPRECIATION
ACCOUNTED FOR AS      STATEMENT OF                          GAIN (LOSS)            (DEPRECIATION)
HEDGING INSTRUMENTS   OPERATIONS LOCATION                   ON DERIVATIVES         ON DERIVATIVES
-------------------------------------------------------------------------------------------------
Equity contracts      Net realized gain (loss) on               $-                      $22
                      options / Change in net unrealized
                      appreciation/depreciation of options
-------------------------------------------------------------------------------------------------

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since

================================================================================

46  | USAA REAL RETURN FUND

================================================================================

    the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

    on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

H. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended June 30, 2014, the Fund did not receive any brokerage commission recapture credits. For the six-month period ended June 30, 2014, there were no custodian and other bank credits.

I. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

================================================================================

48  | USAA REAL RETURN FUND

================================================================================

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended June 30, 2014, the Fund paid CAPCO facility fees of $1,000, which represents 0.7% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2014.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2014, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At December 31, 2013, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the six-month period ended June 30, 2014, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remains open for the three preceeding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2014, were $77,347,000 and $55,094,000, respectively.

As of June 30, 2014, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30, 2014, were $35,257,000 and $9,567,000, respectively, resulting in net unrealized appreciation of $25,690,000.

(5) CAPITAL SHARE TRANSACTIONS

At June 30, 2014, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds. Capital share transactions for all classes were as follows, in thousands:

                                          SIX-MONTH
                                         PERIOD ENDED             YEAR ENDED
                                        JUNE 30, 2014         DECEMBER 31, 2013
                                     -------------------------------------------
                                     SHARES       AMOUNT     SHARES       AMOUNT
                                     -------------------------------------------
FUND SHARES:
Shares sold                             977     $ 10,211      2,578     $ 26,883
Shares issued from
 reinvested dividends                    85          900        179        1,829
Shares redeemed                        (849)      (8,832)    (1,842)     (19,082)
                                     -------------------------------------------
Net increase from
 capital share transactions             213     $  2,279        915     $  9,630
                                     ===========================================

INSTITUTIONAL SHARES:
Shares sold                           3,847     $ 40,325     12,716     $131,661
Shares issued from
 reinvested dividends                   421        4,468        758        7,743
Shares redeemed                      (1,515)     (15,851)    (2,483)     (25,782)
                                     -------------------------------------------
Net increase from
 capital share transactions           2,753     $ 28,942     10,991     $113,622
                                     ===========================================

================================================================================

50  | USAA REAL RETURN FUND

================================================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager also is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. For the year ended June 30,2014, there are no subadvisers.

    The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2014, the Fund incurred management fees, paid or payable to the Manager, of $1,080,000.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended June 30, 2014, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $59,000 and $177,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2014, the Fund reimbursed the Manager $6,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION - The Manager agreed, through May 1, 2014, to limit the total annual operating expenses of the Fund Shares and the Institutional shares to 0.85% and 0.65%, respectively, of their average net assets, excluding

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

    extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund Shares and Institutional Shares for all expenses in excess of those amounts. Effective May 1, 2014, the Manager terminated this agreement. For the six-month period ended June 30, 2014, the Fund incurred reimbursable expenses from the Manager for the Fund Shares and the Institutional Shares of $36,000 and $166,000, respectively.

D.  TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
    Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended June 30, 2014, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $87,000 and $177,000, respectively.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA funds and is one of 17 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of June 30,

================================================================================

52  | USAA REAL RETURN FUND

================================================================================

2014, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                 OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                      3.8
USAA Target Retirement 2020 Fund                                        6.0
USAA Target Retirement 2030 Fund                                        8.7
USAA Target Retirement 2040 Fund                                        7.7
USAA Target Retirement 2050 Fund                                        3.8
USAA Target Retirement 2060 Fund                                        0.1

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended June 30, 2014, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Fund at the then-current market price with no brokerage commissions incurred.

                                                                   NET REALIZED
                                                     COST TO      GAIN (LOSS) TO
          SELLER                  PURCHASER         PURCHASER         SELLER
--------------------------------------------------------------------------------
USAA Cornerstone               USAA Real
  Moderately Aggressive Fund      Return Fund      $2,094,000       $123,000

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

(9) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                             SIX-MONTH
                            PERIOD ENDED                                                       PERIOD ENDED
                              JUNE 30,                   YEAR ENDED DECEMBER 31,               DECEMBER 31,
                            -------------------------------------------------------------------------------
                               2014             2013               2012              2011         2010***
                            -------------------------------------------------------------------------------
Net asset value at
 beginning of period        $ 10.22          $ 10.52            $  9.84          $  10.02        $  10.00
                            -----------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income          .12              .22                .38               .34             .08(a)
 Net realized and
  unrealized gain (loss)        .61             (.27)               .71              (.12)            .00(a),(b)
                            -----------------------------------------------------------------------------
Total from investment
 operations                     .73             (.05)              1.09               .22             .08(a)
                            -----------------------------------------------------------------------------
Less distributions from:
 Net investment income         (.12)            (.22)              (.32)             (.34)           (.06)
 Realized capital gains           -             (.03)              (.09)             (.06)              -
                            -----------------------------------------------------------------------------
Total distributions            (.12)            (.25)              (.41)             (.40)           (.06)
                            -----------------------------------------------------------------------------
Net asset value at end
 of period                  $ 10.83          $ 10.22            $ 10.52          $   9.84        $  10.02
                            =============================================================================
Total return (%)*              7.16             (.44)             11.13              2.18             .78
Net assets at end of
 period (000)               $84,486          $77,567            $70,209          $167,716        $115,893
Ratios to average
 net assets:**
 Expenses (%)                   .89(e)           .85(d)             .85(d)            .85(d)          .85(c),(d)
 Expenses, excluding
  reimbursements (%)            .98             1.22(d)            1.51(d)           1.48(d)         1.61(c),(d)
 Net investment
  income (%)                   2.30             2.24               3.14              3.50            3.33(c)
Portfolio turnover (%)           13               41                 24                24               2

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2014, average net assets were
    $79,910,000.
*** Fund Shares commenced operations on October 18, 2010.
(a) Calculated using average shares.
(b) Represents less than $0.01 per share.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Prior to May 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the Fund Shares to 0.85% of the Fund Shares' average net assets.

================================================================================

54  | USAA REAL RETURN FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                             SIX-MONTH
                            PERIOD ENDED                         YEAR ENDED                    PERIOD ENDED
                              JUNE 30,                           DECEMBER 31,                  DECEMBER 31,
                            -------------------------------------------------------------------------------
                                2014             2013             2012              2011        2010***
                            -------------------------------------------------------------------------------
Net asset value at
 beginning of period        $  10.23         $  10.53         $   9.85           $ 10.03        $ 10.00
                            ---------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income           .13              .25              .32               .36            .09(a)
 Net realized and
  unrealized gain (loss)         .61             (.28)             .79              (.12)           .00(a),(b),(e)
                            ---------------------------------------------------------------------------
Total from investment
  operations                     .74             (.03)            1.11               .24            .09(a)
                            ---------------------------------------------------------------------------
Less distributions from:
 Net investment income          (.13)            (.24)            (.34)             (.36)          (.06)
 Realized capital gains            -             (.03)            (.09)             (.06)             -
                            ---------------------------------------------------------------------------
Total distributions             (.13)            (.27)            (.43)             (.42)          (.06)
                            ---------------------------------------------------------------------------
Net asset value at
  end of period             $  10.84         $  10.23         $  10.53           $  9.85        $ 10.03
                            ===========================================================================
Total return (%)*               7.25             (.24)           11.38              2.38            .91
Net assets at end of
 period (000)               $384,434         $334,673         $228,760           $46,694        $30,924
Ratios to average
 net assets:**
 Expenses (%)                    .70(f)           .65(c)           .65(c)            .65(c)         .65(c),(d)
 Expenses, excluding
  reimbursements (%)             .79              .81(c)           .81(c)            .76(c)         .84(c),(d)
 Net investment income (%)      2.50             2.43             3.58              3.71           3.33(d)
Portfolio turnover (%)            13               41               24                24              2

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2014, average net assets were
    $356,401,000.
*** Institutional Shares commenced operations on October 18, 2010.
(a) Calculated using average shares.
(b) Represents less than $0.01 per share.
(c) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional
    Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Reflects a net realized and unrealized gain per share, whereas the statement of operations for the period ended December 31, 2010, reflected a net realized and unrealized loss for the period. The difference in realized and unrealized gains and losses is due to the timing of sales and repurchases for the Institutional Shares in relation to fluctuating market values for the portfolio.
(f) Prior to May 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.65% of the Institutional Shares' average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

EXPENSE EXAMPLE

June 30, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2014, through June 30, 2014.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate

================================================================================

56  | USAA REAL RETURN FUND

================================================================================

of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                        EXPENSES PAID
                                           BEGINNING               ENDING               DURING PERIOD*
                                          ACCOUNT VALUE         ACCOUNT VALUE          JANUARY 1, 2014 -
                                         JANUARY 1, 2014        JUNE 30, 2014            JUNE 30, 2014
                                         ---------------------------------------------------------------
FUND SHARES
Actual                                      $1,000.00            $1,071.60                    $5.03

Hypothetical
 (5% return before expenses)                 1,000.00             1,019.93                     4.91

INSTITUTIONAL SHARES
Actual                                       1,000.00             1,072.50                     4.06

Hypothetical
 (5% return before expenses)                 1,000.00             1,020.88                     3.96

* Expenses are equal to the annualized expense ratio of 0.98% for Fund Shares and 0.79% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 7.16% for Fund Shares and 7.25% for Institutional Shares for the six-month period of January 1, 2014, through June 30, 2014.

================================================================================

                                                           EXPENSE EXAMPLE |  57

================================================================================

ADVISORY AGREEMENT(S)

June 30, 2014 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 30, 2014, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuance of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuance of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance,

================================================================================

58  | USAA REAL RETURN FUND

================================================================================

comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service

================================================================================

                                                     ADVISORY AGREEMENT(S) |  59

================================================================================

providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and a high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end and no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any reimbursements -- was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, after reimbursements, were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services received by the Fund from the Manager. The Board also noted the level and method of computing the management fee. The Board also took into

================================================================================

60  | USAA REAL RETURN FUND

================================================================================

account the Manager's current undertakings to maintain expense limitations for the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was lower than the average of its performance universe and its Lipper index for the one- and three-year periods ended December 31, 2013. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one- and three-year periods ended December 31, 2013. The Board took into account management's discussion of the Fund's performance, incluiding the impact of market conditions on the Fund's performance relative to its peers.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board including operating profit information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager has reimbursed a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  61

================================================================================

The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussions of the Fund's current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board also considered the fee waivers and expense reimbursement arrangements by the Manager. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's current Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's current advisory expenses are reasonable in relation to the services to be provided by the Manager; and
(v) the Manager and its affiliates' anticipated level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that the approval of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

62  | USAA REAL RETURN FUND

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Dawn M. Hawley
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9453
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9453
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select your mutual fund
AT USAA.COM                            account and either click the link or
                                       select 'I want to...' and select
OR CALL                                the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

94423-0814

================================================================================

           USAA                                             ---------------
           9800 Fredericksburg Road                             PRSRT STD
           San Antonio, TX 78288                              U.S. Postage
                                                                  PAID
                                                                  USAA
                                                            ---------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on usaa.com select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]                                        [LOGO OF RECYCLE PAPER]
       USAA         WE KNOW WHAT IT MEANS TO SERVE.(R)             10%

================================================================================
  94423-0814                                 (C)2014, USAA. All rights reserved.

  ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2014

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     8/27/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     8/27/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     8/27/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.